Stockholders’ Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Stockholders’ Equity

Note 10 – Stockholders’ Equity

Shares Authorized

The Company is authorized to issue up to one hundred and twenty million (120,000,000) shares of capital stock, of which one hundred million (100,000,000) shares are designated as common stock, par value $0.001 per share, and twenty million (20,000,000) are designated as preferred stock, par value $0.001 per share.

Preferred Stock

Series E Convertible Preferred Stock

The Company has designated 8,000 shares of Series E Convertible Preferred stock and has 500 shares issued and outstanding as of September 30, 2022.

The shares of Series E Preferred Stock have a stated value of $1,000 per share and are convertible into Common Stock at the election of the holder of the Series E Preferred Stock, at any time following the Original Issue Date at a price of $4.12 per share, subject to adjustment. Each holder of Series E Preferred Stock shall be entitled to receive, with respect to each share of Series E Preferred Stock then outstanding and held by such holder, dividends on an as-converted basis in the same form as dividends actually paid on shares of the Common Stock when, as and if such dividends are paid on shares of the Common Stock.

The holders of Series E Preferred Stock shall be paid pari passu with the holders of Common Stock with respect to payment of dividends and rights upon liquidation and shall have no voting rights. In addition, as further described in the Series E Designation, as long as any of the shares of Series E Preferred Stock are outstanding, the Company shall not, without the affirmative vote of the holders of a majority of the then outstanding shares of Series E Preferred Stock, (a) alter or change adversely the powers, preferences or rights given to the Series E Preferred Stock or alter or amend this Series E Designation, (b) amend its certificate of incorporation or other charter documents in any manner that adversely affects any rights of the holders of the Series E Preferred Stock, (c) increase the number of authorized shares of Series E Preferred Stock, or (d) enter into any agreement with respect to any of the foregoing.

Each share of Series E Preferred Stock shall be convertible, at any time and from time to time at the option of the holder of such shares, into that number of shares of Common Stock determined by dividing the Series E Stated Value by the Conversion Price, subject to certain beneficial ownership limitations.

Common Stock

During the nine months ended September 30, 2022, the Company issued 82,342 shares of its restricted common stock to settle outstanding vendor liabilities of $130,625. In connection with this transaction the Company also recorded a loss on settlement of vendor liabilities of $17,024.

On January 6, 2022, the Company issued 8,850 shares of its restricted common stock to consultants in exchange for services at a fair value of $19,736.

On February 24, 2022, the Company issued 50,000 shares of its restricted common stock to consultants in exchange for four months of services at a fair value of $69,000. These shares were recorded as common stock issued for prepaid services and will be expensed over the life of the consulting contract to share based payments. During the nine months ended September 30, 2022 the Company recorded $69,000 to share based payments.

On March 1, 2022, the Company entered into securities purchase agreements with twenty-eight accredited investors whereby, at the closing, such investors purchased from the Company an aggregate of 1,401,457 shares of the Company’s common stock and (ii) 1,401,457 warrants to purchase shares of common stock, for an aggregate purchase price of $2,452,550. Such warrants are exercisable for a term of five-years from the date of issuance, at an exercise price of $1.75 per share. The Company has recorded $40,000 to stock issuance costs, which are part of Additional Paid-in Capital.

On March 7, 2022, the Company entered into a securities purchase agreement (the “Purchase Agreement”) with thirteen accredited investors resulting in the raise of $2,659,750 in gross proceeds to the Company. Pursuant to the terms of the Purchase Agreement, the Company agreed to sell in a registered direct offering an aggregate of 1,519,857 shares of the Company’s common stock together with warrants to purchase an aggregate of 1,519,857 shares of Common Stock at an exercise price of $1.75 per share. The warrants are immediately exercisable and will expire on March 9, 2027. The Company has recorded $75,000 to stock issuance costs, which are part of Additional Paid-in Capital.

During the three months ended March 31, 2022, the Company issued 7,488 shares of its restricted common stock to consultants in exchange for services at a fair value of $8,364.

On April 5, 2022 the Company issued 185,000 shares of its restricted common stock to officers of the company in exchange for services at a fair value of $192,400.

On June 24, 2022, the Company issued 50,000 shares of its restricted common stock to consultants in exchange for four months of services at a fair value of $37,200. These shares were recorded as common stock issued for prepaid services and will be expensed over the life of the consulting contract to share based payments. During the nine months ended September 30, 2022 the Company recorded $2,405 to share based payments.

During the three months ended June 30, 2022, the Company issued 29,387 shares of its restricted common stock to consultants in exchange for services at a fair value of $24,001.

On September 15, 2022, the Company entered into a securities purchase agreement with five accredited investors resulting in the raise of $796,000 in gross proceeds to the Company. Pursuant to the terms of the Purchase Agreement, the Company agreed to sell in a registered direct offering an aggregate of 4,000,000 shares of the Company’s common stock together with warrants to purchase an aggregate of 4,000,000 shares of Common Stock at an exercise price of $0.20 per share. The warrants are immediately exercisable and will expire on September 15, 2027. The Company has recorded $75,000 to stock issuance costs, which are part of Additional Paid-in Capital.

During the three months ended September 30, 2022, the Company issued 50,000 shares of its restricted common stock to consultants in exchange for prepaid services at a fair value of $34,900.

During the three months ended September 30, 2022, the Company issued 107,206 shares of its restricted common stock to consultants in exchange for services at a fair value of $22,892.

During the three months ended September 30, 2022 the company repurchased 83,800 shares of common stock for $13,700

Stock Options

The assumptions used for options granted during the nine months ended September 30, 2022 and 2021, are as follows:

September 30, 2022
Exercise price	$1.10 – 1.90
Expected dividends	0%
Expected volatility	165.38% – 166.48%
Risk free interest rate	2.69% – 2.95%
Expected life of option	5 years

September 30, 2021
Exercise price	$2.55 – 14.10
Expected dividends	0%
Expected volatility	194.39% – 242.98%
Risk free interest rate	0.46% – 0.98%
Expected life of option	5 - 7 years

The following is a summary of the Company’s stock option activity:

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)
Balance – December 31, 2020 – outstanding	541,021	12.75	3.27
Granted	1,850,588	6.32	6.20
Exercised	-	-	-
Forfeited/Cancelled	(64,164)	13.06	-
Balance – September 30, 2021 – outstanding	2,327,445	7.63	4.29
Balance – September 30, 2021 – exercisable	608,524	12.75	3.75

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)
Balance – January 1, 2022 – outstanding	2,902,619	7.07	4.71
Granted	1,940,000	1.38	-
Exercised	-	-	-
Forfeited/Cancelled	(434,352)	13.56	-
Balance – September 30, 2022 – outstanding	4,408,267	3.93	4.43
Balance – September 30, 2022 – exercisable	3,010,101	4.12	4.32

Option Outstanding			Option Exercisable
Exercise price	Number Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Remaining Contractual Life (in years)
$3.93	4,408,267	4.43	4.12	3,010,101	4.32

During the year ended December 31, 2018 the Company granted options of 11,667 to consultants that have a fair value of $57,123. As of the date of this filing the company has not issued these options and they are recorded as an accrued liability on the Condensed Consolidated Balance Sheet.

Stock-based compensation for stock options has been recorded in the consolidated statements of operations and totaled $4,100,729, for the nine months ended September 30, 2021.

Stock-based compensation for stock options has been recorded in the condensed consolidated statements of operations and totaled $523,749, for the three months ended September 30, 2022. Stock-based compensation for stock options has been recorded in the condensed consolidated statements of operations and totaled $3,355,445, for the nine months ended September 30, 2022.

As of September 30, 2022, there was $1,283,111 of total unrecognized compensation expense related to unvested employee options granted under the Company’s share-based compensation plans that is expected to be recognized over a weighted average period of approximately 1.21 years.

Warrants

The Company applied fair value accounting for all share-based payments awards. The fair value of each warrant granted is estimated on the date of grant using the Black-Scholes option-pricing model.

The assumptions used for warrants granted during the nine months ended September 30, 2022  and 2021 are as follows:

September 30, 2021
Exercise price	$4.50 – 4.95
Expected dividends	0%
Expected volatility	237.14% - 237.68%
Risk free interest rate	0.82% - 0.86%
Expected life of warrant	5 years

September 30, 2022
Exercise price	$0.20 – 6.00
Expected dividends	0%
Expected volatility	164.34% - 169.75%
Risk free interest rate	2.81% – 4.00%
Expected life of warrant	5.00 – 5.50 years

Warrant Activities

The following is a summary of the Company’s warrant activity:

	Warrant	Weighted Average Exercise Price
Balance – December 31, 2020 – outstanding	6,130,948	4.96
Granted	1,881,267	5.63
Exercised	(1,438,788)	4.59
Forfeited/Cancelled	(14,722)	24.00
Balance – September 30, 2021 – outstanding	6,558,705	4.92
Balance – September 30, 2021 – exercisable	6,558,705	$4.92

	Warrant	Weighted Average Exercise Price
Balance – January 1, 2022 – outstanding	5,658,830	4.98
Granted	14,812,262	2.29
Exercised	-	-
Forfeited/Cancelled	(41,462)	12.00
Balance – September 30, 2022 – outstanding	20,429,630	1.88
Balance – September 30, 2022 – exercisable	16,429,630	$2.62

Warrants Outstanding				Warrants Exercisable
Exercise price	Number Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
$1.88	20,429,630	4.07	2.62	16,429,630	3.81

During the nine months ended September 30, 2021, the Company issued 1,275,261 shares of common stock to a certain warrant holder upon the cashless exercise of a warrant to purchase 1,438,788 shares of common stock. The Company received $5,472,068 in connection with the exercise of the warrant.

During the nine months ended September 30, 2021, a total of 486,516 warrants were issued in connection with the Series E Convertible Preferred Stock raise.

During the nine months ended September 30, 2021, a total of 1,090,908 warrants were issued with convertible notes. The warrants have a grant date fair value of $3,067,617 using a Black-Scholes option-pricing model and the above assumptions.

During the nine months ended September 30, 2021, some of the Company’s warrants had a reset provision triggered that also resulted in an additional 127,801 warrants to be issued. A deemed dividend of $410,750 was recorded to the Statements of Comprehensive Loss.

On June 17, 2021, the Company issued 46,667 warrants in connection with the underwriting agreement.

Stock-based compensation for stock warrants has been recorded in the consolidated statements of operations and totaled $480,863, for the nine months ended September 30, 2021

During the nine months ended September 30, 2022, some of the Company’s warrants had a down-round provision triggered that also resulted in an additional 1,740,948 warrants to be issued. A deemed dividend of $303,557 was recorded to the Statements of Operations and Comprehensive Loss.

During the nine months ended September 30, 2022, a total of 6,150,000 warrants were issued with convertible notes (See Note 7 above). The warrants have a grant date fair value of $5,185,826 using a Black-Scholes option-pricing model and the above assumptions and a relative fair value of $2,929,303.

Note 12 – Stockholders’ Equity

Shares Authorized

Prior to July 13, 2020, the Company was authorized to issue up to thirty-five million (35,000,000) shares of capital stock, of which fifteen million (15,000,000) shares are designated as common stock, par value $0.001 per share, and twenty million (20,000,000) are designated as “blank check” preferred stock, par value $0.001 per share. The designations, rights, and preferences of such preferred stock are to be determined by the Company’s board of directors.

On July 13, 2020, the Company filed the Second Amended and Restated Articles of Incorporation with the Secretary of State of the State of Nevada, which authorize the issuance of 100,000,000 shares of common stock, and 20,000,000 shares of preferred stock.

On August 17, 2020, following board of director’s approval, the Company filed a Certificate of Change to its Articles of Incorporation (the “Amendment”), with the Secretary of State of the State of Nevada to effectuate a one-for-twenty (1:3) reverse stock split (the “Reverse Stock Split”) of its common stock, par value $0.001 per share, without any change to its par value. The Amendment became effective on August 17, 2020. No fractional shares were issued in connection with the Reverse Stock Split as all fractional shares were “rounded up” to the next whole share. As a result, all share information in the accompanying consolidated financial statements has been adjusted as if the reverse stock split happened on the earliest date presented.

Preferred Stock

Series E Convertible Preferred Stock

On December 29, 2020, the Company entered into securities purchase agreements with thirty-three accredited investors whereby the Investors have agreed to purchase from the Company an aggregate of 7,778 shares of the Company’s Series E Convertible Preferred Stock, par value $0.001 per share and 2,831,715 warrants to purchase shares of the Company’s common stock, par value $0.001 per share. The Series E Preferred Stock is convertible into a total of 1,887,810 shares of Common Stock. The combined purchase price of one Conversion Share and one and a half warrant was $4.12. The aggregate purchase price for the Series E Preferred Stock and warrants was $7,777,777. The Company has recorded $817,353 to stock issuance costs, which are part of Additional Paid-in Capital.

The warrants are exercisable for a term of five-years from the date of issuance, at an exercise price of $4.50 per share. The warrants provide for cashless exercise to the extent that there is no registration statement available for the underlying shares of Common Stock.

The placement agent for the transaction and received cash compensation equal to 10% of the aggregate purchase price and warrants to purchase 471,953 shares of the Company’s common stock, at an exercise price of $5.15 per share (the “PA Warrants”). The PA Warrants are exercisable for a term of five-years from the date of issuance.

During the year ended December 31, 2021, the Company received the $40,000 of the subscription receivable for the Series E Convertible Preferred Stock. The Company has recorded $4,225 to stock issuance costs, which are part of Additional Paid-in Capital.

During the year ended December 31, 2021, investors converted 7,278 shares of the Company’s Series E Convertible Preferred Stock into 1,766,449 shares of the Company’s common stock.

Common Stock

On January 30, 2020, the Company issued 50,000 shares of its restricted common stock to consultants in exchange for three months of services at a fair value of $585,000. These shares were recorded as common stock issued for prepaid services and will be expensed over the life of the consulting contract to share based payments. During the year ended December 31, 2020 the Company recorded $585,000 to share based payments.

On January 6, 2020, the Company issued 1,412 shares of its restricted common stock to settle outstanding vendor liabilities of $12,500. In connection with this transaction the Company also recorded a loss on settlement of vendor liabilities of $4,233.

On March 5, 2020, the Company issued 2,153 shares of its restricted common stock to settle outstanding vendor liabilities of $25,000. In connection with this transaction, the Company also recorded a gain on settlement of vendor liabilities of $1,098.

On March 13, 2020 the Company entered into an exchange agreement with a warrant holder. The company agreed to exchange 5,833 warrants for 5,000 shares of the company common stock. In connection with this agreement the company recorded a loss on conversion of warrants to stock of $5,772.

On March 19, 2020, the Company issued 20,000 shares of its restricted common stock to settle outstanding vendor liabilities of $72,048. In connection with this transaction the Company also recorded a gain on settlement of vendor liabilities of $122,953.

On June 18, 2020, the Company issued 50,000 shares of its restricted common stock to consultants in exchange for services at a fair value of $525,000.

On June 29, 2020 the Company entered into an exchange agreement with a warrant holder. The company agreed to exchange 5,833 warrants for 2,239 shares of the company common stock and $10,000.

On July 3, 2020, the Company issued 15,000 shares of its restricted common stock to consultants in exchange for services at a fair value of $204,300.

On July 17, 2020 the Company issued 6,667 shares of its restricted common stock to the Second February 2020 Lender in connection with the Second July 2020 convertible Loan Agreement.

On August 15, 2020, the Company issued 6,167 shares of its restricted common stock to consultants in exchange for services at a fair value of $50,693.

On August 21, 2020, the Company issued 20,000 shares of its restricted common stock to consultants in exchange for services at a fair value of $180,000.

On August 31, 2020, the Company issued 1,866 shares of its restricted common stock to consultants in exchange for services at a fair value of $15,842.

On September 11, 2020 the Second February 2020 Lender converted $125,000 of the outstanding principal into 34,722 shares of the Company’s common stock.

On September 11, 2020 the February 2019 Convertible Note Lender converted $70,542 of the outstanding principal and $112,888 of the outstanding interest into 64,124 shares of the Company’s common stock.

Lender’s Exchange Agreement

On September 15, 2020, the Company exchanged $7,325,000 of principal and $967,518 of accrued but unpaid interest of the Company’s debt obligations for $500,000 cash, 2,744,288 shares of Common Stock, and 331,456 warrants (the “Lender’s Exchange Agreement”). The Company also issued the lenders notes totaling $20,000. See note 9 for the September 2020 Goldberg Loan and the September 2020 Rosen Loan. The warrants have an exercise price equal to $4.50 per share, expiring five years from the date of issuance. Since the terms of the original debt were exchanged this was accounted for under extinguishment accounting. The Company determined this debt exchange was a debt extinguishment and the Company recognized a loss on debt extinguishment of $4,915,327, including the derivative liability value.

September 2020 Equity Raise

Effective September 15, 2020, the Company consummated an underwritten public offering (the “September 2020 Equity Raise”) of 1,725,000 units of securities (the “Units”), with each Unit consisting of (i) one share of common stock, and (ii) one warrant to purchase one share of common stock (the “Warrants”). The September 2020 Equity Raise was conducted pursuant to an Underwriting Agreement, dated September 10, 2020, by and between the Company and The Benchmark Company, LLC, acting as the representative (the “Representative”) of the several underwriters named therein (the “Underwriting Agreement”). In connection with the September 2020 Equity Raise, the Company granted the underwriters a 45-day option to purchase up to 258,750 shares of common stock and/or 258,750 Warrants to purchase common stock to cover over-allotments, if any.

The public offering price per Unit was $4.50. The shares of common stock and Warrants were issued separately and were immediately separable upon issuance. Each Warrant represents the right to purchase one share of common stock at an exercise price of $4.50 per share, expiring 5 years from the date of issuance.

The gross proceeds to the Company from the September 2020 Equity Raise, before deducting underwriting discounts and commissions and other estimated offering expenses, and excluding the exercise of any Warrants, was approximately $7,762,500.

In connection with the September 2020 Equity Raise, the Company converted $3,183,667 of principal and accrued but unpaid interest of the Company’s debt obligations into 768,204 shares of Common Stock and $570,416 warrants. See Notes 7, 8, and 9. The warrants have an exercise price equal to $4.50 per share, expiring five years from the date of issuance. A down-round event was triggered in connection with the September 2020 Equity Raise, resulting in a contingent BCF that had a value of $3,051,810. As these notes were fully converted in the September 2020 Equity Raise, the discount was expensed to accretion of debt discount and issuance cost on the Consolidated Statements of Comprehensive Loss.

On September 30, 2020, the Company issued 7,979 shares of its restricted common stock to consultants in exchange for services at a fair value of $21,304.

On December 14, 2020, the Company issued 10,417 shares of its restricted common stock to consultants in exchange for services at a fair value of $38,647.

On December 21, 2020, the Company issued 8,371 shares of its restricted common stock to employees in exchange for services at a fair value of $31,323.

During the year ended December 31, 2020 the Company cancelled 50,650 shares of treasury stock.

On January 14, 2021, the Company issued 30,000 shares of its restricted common stock to consultants in exchange for services at a fair value of $133,200.

On January 20, 2021, the Company issued 40,000 shares of its restricted common stock to consultants in exchange for a year of services at a fair value of $192,000. On May 24, 2021, the Company amended the contract and issued and additional 10,000 shares of its restricted common stock. these shares had a fair value of $34,500. The shares issued to the consultant were recorded as common stock issued for prepaid services and will be expensed over the life of the consulting contract to share based payments. During the year ended December 31, 2021, the Company recorded $99,908 to stock-based compensation expense related to these shares.

On February 1, 2021, the Company issued 50,000 shares of its restricted common stock to consultants in exchange for services at a fair value of $196,000.

On February 3, 2021, the Company issued 1,929 shares of its restricted common stock to consultants in exchange for services at a fair value of $8,198.

On February 8, 2021, the Company entered into a consulting agreement whereas the Company issued a total of 2,092 shares of common stock in exchange for services at a fair value of $7,502.

On February 18, 2021, the Company issued 10,000 shares of its restricted common stock to consultants in exchange for services at a fair value of $48,000.

On February 18, 2021, the Company issued 10,417 shares of its restricted common stock to consultants in exchange for services at a fair value of $50,002.

On February 26, 2021, the Company issued 291 shares of its restricted common stock to consultants in exchange for services at a fair value of $1,499.

On March 17, 2021, the Company issued 9,624 shares of its restricted common stock to consultants in exchange for services at a fair value of $49,371.

On March 28, 2021, the Company issued 31,782 shares of its restricted common stock to settle outstanding vendor liabilities of $125,000.

On March 31, 2021, the Company issued 13,113 shares of its restricted common stock to settle outstanding vendor liabilities of $43,667. In connection with this transaction the Company also recorded a loss on settlement of vendor liabilities of $12,719.

On April 10, 2021, the Company issued 16,275 shares of its restricted common stock to consultants in exchange for services at a fair value of $69,332.

On April 21, 2021, the Company entered into a consulting agreement whereas the Company issued a total of 1,048 shares of common stock in exchange for services at a fair value of $3,587.

On June 17, 2021, the Company entered into an underwriting agreement with The Benchmark Company LLC, pursuant to which we agreed to sell to the Underwriter in a firm commitment underwritten public offering an aggregate of 750,000 shares of the Company’s common stock, at a public offering price of $3.40 per share. The Company also granted the Underwriter a 30-day option to purchase up to an additional 112,500 shares of Common Stock to cover over-allotments, if any. The Offering closed on June 21, 2021. The net proceeds to the Company from the equity raise was $2,213,500. As part of the underwriting agreement the Company issued 46,667 warrants of the Company’s common stock to Benchmark. The warrants have an exercise price $5.40 and a term of five years. On July 9, 2021, the Representative exercised the over-allotment option to purchase an additional 954,568 shares of Common Stock.

On July 20, 2021, the Company issued 2,154 shares of its restricted common stock to consultants in exchange for services at a fair value of $8,570.

On July 15, 2021, the Company issued 715 shares of its restricted common stock to consultants in exchange for services at a fair value of $2,500.

On August 15, 2021, the Company issued 820 shares of its restricted common stock to consultants in exchange for services at a fair value of $2,500.

On August 26, 2021, the Company issued 348 shares of its restricted common stock to consultants in exchange for services at a fair value of $999.

On September 15, 2021, the Company issued 793 shares of its restricted common stock to consultants in exchange for services at a fair value of $2,500.

On October 25, 2021, the Company entered into a securities purchase agreement with institutional investors resulting in the raise of $3,407,250 in gross proceeds to the Company. Pursuant to the terms of the purchase agreement, the Company agreed to sell, in a registered direct offering, an aggregate of 850,000 shares of the Company’s common stock, par value $0.001 per share, at a purchase price of $4.50 per Share.

On November 5, 2021, the Company issued 25,000 shares of its restricted common stock to consultants in exchange for services at a fair value of $85,750.

On November 15, 2021, the Company issued 13,392 shares of its restricted common stock to consultants in exchange for services at a fair value of $41,917.

On November 29, 2021, the Company issued 250,000 shares of its restricted common stock to settle outstanding vendor liabilities of $576,783. In connection with this transaction the Company also recorded a loss on settlement of vendor liabilities of $33,217.

On November 29, 2021, the Company issued 101,097 shares of its restricted common stock to consultants in exchange for services at a fair value of $246,676.

On December 3, 2021, the Company issued 194 shares of its restricted common stock to consultants in exchange for services at a fair value of $429.

On December 14, 2021, the Company issued 211 shares of its restricted common stock to consultants in exchange for services at a fair value of $452.

Stock Options

The Company applied fair value accounting for all share-based payments awards. The fair value of each option granted is estimated on the date of grant using the Black-Scholes option-pricing model.

The assumptions used for options granted during the years December 31, 2021 and 2020, are as follows:

	December 31, 2021	December 31, 2020
Exercise price	$2.09 - 4.89	$8.55
Expected dividends	0%	0%
Expected volatility	169.78 – 242.98%	229.95%
Risk free interest rate	0.46 – 1.26%	0.25%
Expected life of option	5 - 7 years	5.67 years

The following is a summary of the Company’s stock option activity:

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)
Balance – January 1, 2020 – outstanding	303,825	24.48	2.51
Granted	391,853	8.55	5.67
Exercised	-	-	-
Cancelled/Modified	(154,657)	25.17	-
Balance – December 31, 2020 – outstanding	541,021	12.75	4.29
Balance – December 31, 2020 – exercisable	149,168	23.77	1.75

Balance – December 31, 2020 – outstanding	541,021	12.75	3.27
Granted	2,425,762	5.97	5.91
Exercised	-	-	-
Forfeited/Cancelled	(64,164)	13.06	-
Balance – December 31, 2021 – outstanding	2,902,619	7.07	4.71
Balance – December 31, 2021 – exercisable	1,165,191	9.01	4.12

Option Outstanding			Option Exercisable
Exercise price	Number Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Remaining Contractual Life (in years)
$7.07	2,902,619	4.71	9.01	1,165,191	4.12

During the year ended December 31, 2018 the Company granted options of 11,667 to consultants that has a fair value of $57,123. As of the date of this filing the company has not issued these options and they are recorded as an accrued liability on the Consolidated Balance Sheet.

On May 7, 2020, the board of directors approved the Jerrick Media Holdings, Inc. 2020 Omnibus Equity Incentive Plan (the “Plan”). Only employees, non-employee directors and consultants are eligible for awards under the Plan. The Plan provides for awards in the form of options (incentive stock options or nonstatutory stock options) restricted stock grants, and restricted stock unit grants. Up to 2,500,000 shares of common stock may be issued under the Plan and the option exercise price of stock options granted under the Plan shall not be less than 100% of the Fair Market Value (as defined in the Plan) (110% for 10% shareholders in the case of ISOs) of a share of common stock on the date of the grant. The option exercise price may be payable in cash, surrender of stock, cashless exercise or net exercise. Each grant awarded under the Plan shall be evidenced by a grant agreement and may or may not be subject to vesting. The Plan is subject to the approval of the Company’s stockholders within one year of the date of adoption by the Board of Directors. On July 8, 2020, the Company’s stockholders approved the Plan, which terminates on May 7, 2030. The Board of Directors may amend or terminate the Plan at any time and for any reason. An amendment of the Plan shall be subject to the approval of the Company’s stockholders only to the extent required by applicable laws, regulations or rules.

On May 13, 2020 the Company entered into an exchange agreement with eight option holders. The company agreed to exchange 152,992 options previously issued under the 2015 Incentive Stock and Award Plan for 229,491 shares of the Company common stock. In connection with this agreement the Company recorded incremental compensation on the exchange of options to stock of $1,117,031.

Stock-based compensation for stock options has been recorded in the consolidated statements of operations and totaled $7,616,195 and $4,092,013, for the year ended December 31, 2021 and 2020, respectively.

As of December 31, 2021, there was $3,197,018 of total unrecognized compensation expense related to unvested employee options granted under the Company’s share-based compensation plans that is expected to be recognized over a weighted average period of approximately 1.23 year.

Warrants

The Company applied fair value accounting for all share-based payments awards. The fair value of each warrant granted is estimated on the date of grant using the Black-Scholes option-pricing model.

The assumptions used for warrants granted during the year ended December 31, 2021 are as follows:

	December 31, 2021	December 31, 2020
Exercise price	$4.50 – 5.40	$4.50 - 18.00
Expected dividends	0%	0%
Expected volatility	232.10% - 237.14%	234.03% - 247%
Risk free interest rate	0.82% - 0.89%	0.21% - 1.63%
Expected life of warrant	5 – 5.5 years	5 years

Warrant Activities

The following is a summary of the Company’s warrant activity:

	Warrant	Weighted Average Exercise Price
Balance – January 1, 2020 – outstanding	247,403	15.75
Granted	5,921,071	4.70
Exercised	-	-
Cancelled/Modified	(37,526)	13.31
Balance – December 31, 2020 – outstanding	6,130,948	4.96
Balance – December 31, 2020 – exercisable	3,228,235	5.37

Balance – December 31, 2020 – outstanding	6,130,948	4.96
Granted	1,961,267	5.60
Exercised	(2,414,218)	4.55
Forfeited/Cancelled	(19,167)	24.00
Balance – December 31, 2021 – outstanding	5,658,830	4.98
Balance – December 31, 2021 – exercisable	5,616,330	$4.97

Warrants Outstanding				Warrants Exercisable
Exercise price	Number Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
$4.98	5,658,830	3.80	4.97	5,616,330	3.79

On October 6, 2020, the underwriters for the September 2020 Equity Raise partially exercised the over-allotment option and on October 8, 2020, purchased an additional 258,750 warrants, generating gross proceeds, before deducting underwriting discounts and commissions, of $2,588.

During the year ended December 31, 2020 a total of 214,080 warrants were issued with convertible notes (See Note 8 above). The warrants have a grant date fair value of $1,520,449 using a Black-Scholes option-pricing model and the above assumptions.

During the year ended December 31, 2020, a total of 289 warrants were issued with notes payable – related party (See Note 9 above). The warrants have a grant date fair value of $3,342 using a Black-Scholes option-pricing model and the above assumptions.

During the year ended December 31, 2020, a total of 3,922 warrants were issued with convertible notes payable – related party (See Note 9 above). The warrants have a grant date fair value of $37,927 using a Black-Scholes option-pricing model and the above assumptions.

During the year ended December 31, 2020, some of the Company’s warrants had a down-round provision triggered that resulted in a lower exercise price. A deemed dividend of $18,421 was recorded to the Statements of Comprehensive Loss.

During the Year ended December 31, 2021, the Company issued 2,250,691 shares of common stock to a certain warrant holder upon the exercise of 2,414,218 warrants. The Company received $9,487,223 in connection with the exercise of the warrant.

During the year ended December 31, 2021, a total of 486,516 warrants were issued in connection with the Series E Convertible Preferred Stock raise.

During the year ended December 31, 2021, a total of 1,137,575 warrants were issued with convertible notes (See Note 9 above). The warrants have a grant date fair value of $3,258,955 using a Black-Scholes option-pricing model and the above assumptions.

During the year ended December 31, 2021, some of the Company’s warrants had a down-round provision triggered that also resulted in an additional 127,801 warrants to be issued. A deemed dividend of $410,750 was recorded to the Statements of Comprehensive Loss.

During the year ended December 31, 2021, the Company issued 80,000 warrants in connection with the underwriting agreement.

Stock-based compensation for stock warrants of 129,375 has been recorded in the Consolidated Statements of Comprehensive Loss and totaled $480,863, for the year ended December 31, 2021.

Share-based awards, restricted stock award (“RSAs”)

On February 4, 2021, the Board resolved that, the Company shall pay each member of the Board, for each calendar quarter during which such member continues to serve on the Board, compensation as a group amounts to $62,500 per quarter. The shares vest one year after issuance.

A summary of the activity related to RSUs for the year ended December 31, 2021 is presented below:

Restricted stock units (RSUs)	Total shares	Grant date fair value
RSAs non-vested at January 1, 2021	-	$-
RSAs granted	112,010	$2.71 – 4.32
RSAs vested	-	$-
RSAs forfeited	(13,927)	$3.75 – 4.32
RSAs non-vested December 31, 2021	98,083	$2.71 – 4.32

Stock-based compensation for RSA’s has been recorded in the consolidated statements of operations and totaled $391,035 for the year ended December 31, 2021.